Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable, Net
4	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accounts receivable	112,433	131,363	20,614
Allowance for credit losses	(24,215)	(39,166)	(6,146)

	88,218	92,197	14,468

The movements in the allowances for doubtful accounts and credit losses were as follows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance at the beginning of the year	1,827	13,112	24,215	3,800
Adoption of ASC 326	—	—	11,358	1,782
Provisions	11,932	13,647	3,593	564
Write-offs	(647)	(2,544)	—	—

Balance at the end of the year	13,112	24,215	39,166	6,146